Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	5 Months Ended
	Sep. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 01, 2020
Cash equivalents		$ 0	$ 0
Offering costs charged to equity	$ 11,906,606
Transaction costs allocable to warrant liabilities		768,391	768,391
Unrecognized Tax Benefits		0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0
Interest earned on investments held in Trust Account		9,704	4,193
FDIC Insured Amount		$ 250,000	$ 250,000
Temporary Equity, Shares Authorized		13,945,050	17,312,211
IPO [Member]
Offering costs charged to equity		$ 11,138,216
IPO [Member] | Public Warrants [Member]
Number of warrants issued			10,368,601
Private Placement [Member] | Private Placement Warrants [Member]
Number of warrants issued			6,147,440
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		16,516,041	16,516,041
Initial Public Offering and Private Placement [Member] | Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			16,000,000